SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.
1

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 43.5%
Asset Backed Securities - 28.9%
$ 662,256 AFG ABS I, LLC, 6.30%, 09/16/30(a) $ 665,274
670,000 American Heritage Auto Receivables
Trust 2024-1, 5.07%, 06/17/30(a) 669,330
1,106,601 AMSR Trust, 1.63%, 07/17/37(a) 1,091,362
675,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(a) 679,994
1,185,653 Auxilior Term Funding, LLC, 6.18%,
12/15/28(a) 1,199,289
1,028,070 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(a) 1,032,432
100,000 Bankers Healthcare Group
Securitization Trust 2024-1CON,
6.49%, 04/17/35(a) 101,234
627,176 Bankers Healthcare Group
Securitization Trust 2024-1CON,
5.81%, 04/17/35(a) 633,778
1,585,000 BofA Auto Trust, 5.31%, 06/17/30(a) 1,608,151
250,000 Capital One Prime Auto Receivables
Trust 2024-1, 4.66%, 01/15/30 250,002
1,500,000 Capteris Equipment Finance, LLC,
5.58%, 07/20/32(a) 1,509,093
1,295,000 CarMax Auto Owner Trust, 5.50%,
01/16/29 1,315,725
670,000 CCG Receivables Trust, 4.99%,
03/15/32(a) 673,531
1,713,361 CCG Receivables Trust, 6.28%,
04/14/32(a) 1,740,454
2,064,242 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(a) 2,016,896
2,040,000 Chase Auto Owner Trust, 5.59%,
06/25/29(a) 2,084,357
300,000 Cherry Securitization Trust, 5.70%,
04/15/32(a) 300,600
1,965,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(a) 1,986,697
600,000 CNH Equipment Trust, 5.00%,
10/15/27(b) 600,378
294,993 Commonbond Student Loan Trust,
2.55%, 05/25/41(a) 275,318
246,022 Commonbond Student Loan Trust,
3.87%, 02/25/46(a) 233,578
285,389 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 277,875
161,983 CP EF Asset Securitization II, LLC,
7.48%, 03/15/32(a) 164,323
1,900,000 Dell Equipment Finance Trust, 5.65%,
01/22/29(a) 1,911,410
2,400,000 DLLAD, LLC, 4.79%, 01/20/28(a) 2,405,315
1,335,000 DLLAD, LLC, 5.30%, 07/20/29(a) 1,352,737
Principal
Amount
Security
Description Value
$ 549,927 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(a) $ 484,278
660,000 FHF Issuer Trust, 4.94%, 11/15/30(a) 658,553
1,166,214 First Help Financial, LLC, 5.69%,
02/15/30(a) 1,177,283
1,701,580 FirstKey Homes Trust, 1.34%,
08/17/37(a) 1,666,992
1,161,024 Foundation Finance Trust, 4.60%,
03/15/50(a) 1,148,465
1,420,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(a) 1,427,129
963,102 GreenSky Home Improvement Trust,
5.67%, 06/25/59(a) 969,640
435,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(a) 439,138
1,240,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(a) 1,247,969
850,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 863,516
1,000,000 HPEFS Equipment Trust, 5.35%,
10/20/31(a) 1,009,474
1,000,000 Huntington Auto Trust, 5.23%,
01/16/29(a) 1,010,260
1,004,012 Huntington Bank Auto Credit-Linked
Notes, 5.44%, 10/20/32(a) 1,004,802
1,013,337 Iowa Student Loan Liquidity Corp.,
6.06%, 08/25/70(b) 1,000,706
83,630 LAD Auto Receivables Trust, 5.68%,
10/15/26(a) 83,667
1,796,758 LAD Auto Receivables Trust, 6.12%,
09/15/27(a) 1,806,195
800,000 M&T Equipment 2024-LEAF1 Notes,
4.94%, 08/18/31(a) 797,563
670,000 MMAF Equipment Finance, LLC,
4.95%, 07/14/31(a) 672,669
225,735 Navient Student Loan Trust, 6.11%,
10/15/31(a)(b) 226,090
883,577 Navient Student Loan Trust, 0.97%,
12/16/69(a) 778,101
722,335 NMEF Funding, LLC, 6.57%,
06/17/30(a) 730,541
870,000 NMEF Funding, LLC, 5.15%,
12/15/31(a) 871,714
484,910 NMEF Funding, LLC, 6.07%,
06/15/29(a) 487,596
774,386 North Texas Higher Education
Authority, Inc., 5.02%, 09/25/61(b) 768,234
1,128,503 Oak Street Investment Grade Net Lease
Fund, 1.48%, 01/20/51(a) 1,076,529
1,950,000 OCCU Auto Receivables Trust, 6.23%,
06/15/28(a) 1,978,189

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 845,523 Octane Receivables Trust, 5.80%,
07/20/32(a) $ 854,696
1,000,000 PEAC Solutions Receivables, LLC,
4.65%, 10/20/31(a) 987,080
160,101 PenFed Auto Receivables Owner Trust,
3.96%, 04/15/26(a) 160,011
1,941,107 Progress Residential Trust, 1.05%,
04/17/38(a) 1,881,612
1,500,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 1,512,410
1,310,000 SBNA Auto Receivables Trust, 5.32%,
12/15/28(a) 1,316,551
456,442 SLM Student Loan Trust, 6.45%,
10/25/25(b) 453,682
391,833 SLM Student Loan Trust, 7.10%,
04/15/29(b) 392,650
207,974 SLM Student Loan Trust, 7.15%,
07/25/28(b) 208,424
474,959 Sofi Professional Loan Program Trust,
1.03%, 08/17/43(a) 409,819
219,212 Sofi Professional Loan Program Trust,
3.59%, 01/25/48(a) 215,821
628,376 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(a) 540,850
286,680 Sofi Professional Loan Program, LLC,
3.09%, 08/17/48(a) 278,797
221,540 Tricon American Homes Trust, 2.75%,
03/17/38(a) 216,861
1,380,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 1,347,655
1,085,000 Verdant Receivables, LLC, 5.68%,
12/12/31(a) 1,098,085
860,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(a) 861,371
63,900,801
Non-Agency Commercial Mortgage Backed Securities - 10.5%
655,043 BANK 2019-BNK16, 3.93%, 02/15/52 653,634
496,028 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 494,324
940,000 BX Trust, 5.46%, 09/15/36(a)(b) 936,475
744,628 BX Trust, 5.36%, 11/15/38(a)(b) 743,930
194,308 BX Trust, 5.21%, 01/15/34(a)(b) 194,187
1,100,000 BXHPP Trust, 5.16%, 08/15/36(a)(b) 1,065,297
753,625 Cantor Commercial Real Estate
Lending, 3.62%, 05/15/52 710,104
498,314 CFCRE Commercial Mortgage Trust,
3.37%, 06/15/50 491,805
1,000,000 FirstKey Homes 2022-SFR3 Trust,
4.50%, 07/17/38(a) 987,657
1,990,431 FirstKey Homes Trust, 4.25%,
07/17/38(a) 1,967,283
Principal
Amount
Security
Description Value
$ 1,800,000 Goldman Sachs Mortgage Securities
Corp. Trust, 5.46%, 10/15/36(a)(b) $ 1,787,877
410,202 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 242
10,761 Harvest Commercial Capital Loan Trust,
3.29%, 09/25/46(a)(c) 10,721
132,146 JPMBB Commercial Mortgage
Securities Trust, 3.32%, 03/17/49 131,036
1,770,220 KNDR 2021-KIND A, 5.46%,
08/15/38(a)(b) 1,752,877
304,710 MHC Commercial Mortgage Trust,
5.31%, 04/15/38(a)(b) 304,520
380,203 ReadyCap Commercial Mortgage Trust
CLO, 6.22%, 01/25/37(a)(b) 379,847
1,375,000 SREIT Trust, 5.09%, 07/15/36(a)(b) 1,373,281
553,276 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 519,871
342,096 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 311,924
921,924 Tricon Residential Trust, 3.86%,
04/17/39(a) 896,758
1,248,648 TRTX Issuer, Ltd. CLO, 6.03%,
02/15/39(a)(b) 1,246,477
1,450,000 VASA Trust, 5.41%, 07/15/39(a)(b) 1,379,036
844,157 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(a)(c) 720,004
777,717 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 782,147
1,150,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(a)(c) 1,152,709
2,145,000 WSTN Trust, 6.30%, 07/05/37(a)(c) 2,173,743
23,167,766
Non-Agency Residential Mortgage Backed Securities - 4.1%
662,887 Angel Oak Mortgage Trust, 3.35%,
01/25/67(a)(c) 609,224
167,569 BRAVO Residential Funding Trust,
5.32%, 11/25/69(a)(b) 167,022
314,314 BRAVO Residential Funding Trust,
5.32%, 01/25/70(a)(b) 313,403
206,050 BRAVO Residential Funding Trust,
2.50%, 05/26/59(a)(c) 200,607
354,906 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 321,052
300,372 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 285,589
341,386 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 330,628
33,232 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 31,850

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 $ 1,037
126,819 Credit Suisse Mortgage Trust, 2.50%,
07/25/28(a)(c) 120,852
144,211 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.09%,
02/25/33(b) 146,592
106,598 CSMLT Trust, 2.97%, 10/25/30(a)(c) 101,016
497,166 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 487,785
63,066 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 62,484
548,084 JPMorgan Mortgage Trust, 3.00%,
06/25/29(a)(c) 534,254
200,023 MFRA Trust, 2.79%, 08/25/49(a)(c) 189,755
176,827 MFRA Trust, 0.85%, 01/25/56(a)(c) 169,551
437,932 MFRA Trust, 3.91%, 04/25/66(a)(d) 422,552
226,641 New Residential Mortgage Loan Trust,
4.50%, 05/25/58(a)(c) 218,866
20,489 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 19,357
33,660 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 31,865
55,552 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 52,747
302,630 Oceanview Mortgage Loan Trust,
1.73%, 05/28/50(a)(c) 281,598
1,576,249 RCKT Mortgage Trust, 6.14%,
04/25/44(a)(c) 1,585,025
11,499 Residential Accredit Loans, Inc. Trust
REMIC, 6.59%, 01/05/25(b) 8,734
5,085 Residential Asset Securitization Trust
REMIC, 3.75%, 01/05/25 5,008
75,615 RMF Buyout Issuance Trust, 1.26%,
11/25/31(a)(c) 75,234
650,000 Towd Point Mortgage Trust, 3.75%,
10/25/56(a)(c) 632,931
559,923 Towd Point Mortgage Trust, 2.75%,
06/25/57(a)(c) 543,539
126,056 Towd Point Mortgage Trust, 3.25%,
07/25/58(a)(c) 123,936
406,134 Towd Point Mortgage Trust, 2.25%,
02/25/60(a)(c) 393,873
754,387 Towd Point Mortgage Trust, 2.25%,
11/25/61(a)(c) 694,018
9,161,984
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $97,122,038) 96,230,551
Principal
Amount
Security
Description Value
Corporate Bonds - 28.1%
Communication Services - 2.3%
$ 1,804,000 AT&T, Inc., 1.70%, 03/25/26 $ 1,739,064
1,420,000 Meta Platforms, Inc., 3.50%, 08/15/27 1,388,167
735,000 Netflix, Inc., 4.38%, 11/15/26 732,318
738,000 Verizon Communications, Inc., 1.68%,
10/30/30 613,733
575,000 Verizon Communications, Inc., 4.13%,
03/16/27 568,512
5,041,794
Consumer Discretionary - 3.8%
250,000 AMC Networks, Inc., 4.25%, 02/15/29 196,242
300,000 Carnival Corp., 4.00%, 08/01/28(a) 284,336
2,100,000 Dollar General Corp., 3.88%, 04/15/27 2,052,931
1,000,000 Ford Motor Credit Co., LLC, 4.54%,
08/01/26 988,538
900,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 900,319
575,000 Harley-Davidson Financial Services,
Inc., 5.95%, 06/11/29(a) 575,644
1,211,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 1,059,147
180,000 Mileage Plus Holdings, LLC/Mileage
Plus Intellectual Property Assets,
Ltd., 6.50%, 06/20/27(a) 181,135
300,000 Newell Brands, Inc., 6.38%, 05/15/30 300,494
740,000 Newell Brands, Inc., 5.70%, 04/01/26 739,685
800,000 Tapestry, Inc., 5.10%, 03/11/30 791,185
435,000 Warnermedia Holdings, Inc., 4.05%,
03/15/29 404,746
8,474,402
Consumer Staples - 1.0%
200,000 Agilent Technologies, Inc., 2.75%,
09/15/29 181,656
440,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 431,606
10,000 Mars, Inc., 0.88%, 07/16/26(a) 9,438
1,350,000 The Campbell's Co., 5.20%, 03/19/27 1,362,501
300,000 United Rentals North America, Inc.,
4.88%, 01/15/28 291,968
2,277,169
Energy - 2.2%
950,000 Energy Transfer LP, 5.63%, 05/01/27(a) 950,245
1,755,000 Energy Transfer LP, 4.95%, 05/15/28 1,751,892
1,345,000 Occidental Petroleum Corp., 5.00%,
08/01/27 1,345,639
800,000 Range Resources Corp., 4.88%,
05/15/25 797,389
4,845,165
Financials - 11.6%
2,300,000 Bank of America Corp., 3.71%,
04/24/28(c) 2,240,075

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 684,000 CBRE Services, Inc., 4.88%, 03/01/26 $ 682,984
1,145,000 CBRE Services, Inc., 5.50%, 04/01/29 1,165,617
1,870,000 Citigroup, Inc., 5.17%, 02/13/30(c) 1,868,577
330,000 Citigroup, Inc., 1.46%, 06/09/27(c) 314,206
550,000 Enact Holdings, Inc., 6.25%, 05/28/29 560,454
2,260,000 Goldman Sachs Group, Inc., 3.62%,
03/15/28(c) 2,197,698
1,000,000 JPMorgan Chase & Co., 3.54%,
05/01/28(c) 971,666
1,285,000 JPMorgan Chase & Co., 5.04%,
01/23/28(c) 1,289,761
1,410,000 KeyCorp, MTN, 2.25%, 04/06/27 1,330,349
2,155,000 Morgan Stanley, 5.45%, 07/20/29(c) 2,179,076
1,047,000 NNN REIT, Inc., 3.60%, 12/15/26 1,024,821
1,900,000 Regions Financial Corp., 5.72%,
06/06/30(c) 1,926,281
2,031,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 2,020,184
2,080,000 Truist Financial Corp., MTN, 4.87%,
01/26/29(c) 2,069,118
1,765,000 U.S. Bancorp, 5.78%, 06/12/29(c) 1,804,866
2,245,000 Wells Fargo & Co., 4.81%, 07/25/28(c) 2,237,037
25,882,770
Industrials - 2.8%
675,000 Clean Harbors, Inc., 4.88%, 07/15/27(a) 661,270
600,000 Huntington Ingalls Industries, Inc.,
5.35%, 01/15/30 601,192
2,125,000 Huntington Ingalls Industries, Inc.,
3.84%, 05/01/25 2,115,824
2,065,000 RTX Corp., 3.50%, 03/15/27 2,014,181
625,000 The Boeing Co., 6.30%, 05/01/29 647,855
6,040,322
Information Technology - 0.7%
1,240,000 Hewlett Packard Enterprise Co., 4.40%,
09/25/27 1,226,992
200,000 NCR Atleos Corp., 9.50%, 04/01/29(a) 216,661
1,443,653
Materials - 1.7%
1,840,000 Albemarle Corp., 4.65%, 06/01/27 1,824,620
1,885,000 The Mosaic Co., 5.38%, 11/15/28 1,905,682
3,730,302
Utilities - 2.0%
1,550,000 Duke Energy Corp., 4.85%, 01/05/27 1,554,676
625,000 Duke Energy Corp., 3.15%, 08/15/27 600,181
650,000 FirstEnergy Corp., 3.90%, 07/15/27 632,965
1,550,000 Florida Power & Light Co., 4.40%,
05/15/28 1,534,545
4,322,367
Total Corporate Bonds (Cost $62,090,938) 62,057,944
Principal
Amount
Security
Description Value
Government & Agency Obligations - 27.5%
GOVERNMENT SECURITIES - 26.0%
Municipals - 0.9%
$ 325,000 City of Blair NE Water System
Revenue, Nebraska RB, 6.10%,
05/15/27 $ 324,997
1,425,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.62%, 12/15/26 1,347,880
235,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
1.80%, 12/15/27 216,664
170,000 Scotts Bluff County School District No.
32, Nebraska GO, 1.10%, 12/01/26 159,619
2,049,160
U.S. Treasury Securities - 25.1%
24,490,000 U.S. Treasury Note, 2.25%, 02/15/27 23,501,963
15,675,000 U.S. Treasury Note, 4.13%, 07/31/28 15,566,821
17,200,000 U.S. Treasury Note/Bond, 2.75%,
02/15/28 16,423,407
55,492,191
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 1.5%
Federal Home Loan Mortgage Corp. - 0.7%
209,378 Federal Home Loan Mortgage Corp.,
3.50%, 10/25/46 187,194
179,548 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(d) 176,798
607,780 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 568,433
460,000 Federal Home Loan Mortgage Corp.,
2.11%, 12/15/25 450,950
263,775 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 44,668
55,846 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
11/15/43 2,985
70,721 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
08/15/45 7,739
61,681 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 61,332
1,500,099
Federal National Mortgage Association - 0.0%
33,035 Federal National Mortgage Association
#AJ4087, 3.00%, 10/01/26 32,564
144,525 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39(c) 760
33,324

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SHORT-INTERMEDIATE BOND FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government National Mortgage Association - 0.8%
$ 1,191,990 Government National Mortgage
Association #511039, 6.30%,
12/15/40 $ 1,190,230
126,439 Government National Mortgage
Association #559220, 7.00%,
01/15/33 126,353
89,353 Government National Mortgage
Association #610022, 5.60%,
08/15/34 89,169
314,334 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 317,778
1,723,530
Total Government & Agency Obligations (Cost
$61,280,025) 60,798,304
Shares
Security
Description Value
Preferred Stocks - 0.1%
Financials - 0.1%
400 U.S. Bancorp, Series A (callable at 1,000
beginning 01/30/25), 15.17%(c)(e) 340,976
Total Preferred Stocks (Cost $410,420) 340,976
Short-Term Investments - 0.4%
Investment Company - 0.4%
808,927 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(f) 808,927
Total Short-Term Investments (Cost $808,927) 808,927
Investments, at value - 99.6% (Cost $221,712,348) 220,236,702
Other assets in excess of liabilities - 0.4% 879,824
NET ASSETS - 100.0% $ 221,116,526
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2024, the aggregate value of these liquid securities were
$92,041,958 or 41.6% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2024.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December
31, 2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December
31, 2024.
(e) Perpetual maturity security.
(f) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
ABS Asset Backed Security
CLO Collateralized Loan Obligation
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 17.6%
Asset Backed Securities - 7.3%
$ 960,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(a) $ 912,610
616,250 ARM Master Trust, 2.43%, 11/15/27(a) 612,382
546,761 Capital Automotive, 1.44%,
08/15/51(a) 514,996
852,915 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(a) 808,610
299,746 Commonbond Student Loan Trust,
1.17%, 09/25/51(a) 247,595
498,334 CoreVest American Finance, Ltd.,
1.17%, 12/15/52(a) 485,212
332,642 CoreVest American Finance, Ltd.,
1.36%, 08/15/53(a) 320,570
383,103 EDvestinU Private Education Loan Issue
No. 3, LLC, 1.80%, 11/25/45(a) 349,186
915,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(a) 860,526
836,947 Home Partners of America Trust,
2.20%, 01/17/41(a) 748,632
192,189 Navient Student Loan Trust, 6.11%,
10/15/31(a)(b) 192,491
402,040 Navient Student Loan Trust, 1.11%,
02/18/70(a) 351,051
222,342 Nelnet Student Loan Trust, 1.63%,
04/20/62(a) 206,586
397,449 Nelnet Student Loan Trust, 1.36%,
04/20/62(a) 367,706
809,368 Progress Residential Trust, 1.52%,
07/17/38(a) 774,467
600,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(a) 604,964
435,000 Sabey Data Center Issuer, LLC, 1.88%,
06/20/46(a) 413,216
369,654 SLM Student Loan Trust, 6.45%,
10/25/25(b) 367,419
530,024 SLM Student Loan Trust, 7.10%,
04/15/29(b) 531,129
595,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(a) 572,391
1,143,457 Tricon American Homes Trust, 1.48%,
11/17/39(a) 1,044,878
932,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(a) 910,156
12,196,773
Non-Agency Commercial Mortgage Backed Securities - 3.4%
1,150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37(a)(c) 1,127,000
Principal
Amount
Security
Description Value
$ 790,000 BX Trust, 5.46%, 09/15/36(a)(b) $ 787,037
622,989 CD Commercial Mortgage Trust,
4.21%, 08/15/51 616,919
390,000 Goldman Sachs Mortgage Securities
Trust, 5.40%, 11/15/36(a)(b) 388,699
621,323 Goldman Sachs Mortgage Securities
Trust Interest Only REMIC, 0.00%,
08/10/44(a)(c) 366
1,065,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(a) 967,746
584,014 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(a)(c) 548,752
263,903 Sutherland Commercial Mortgage Trust,
1.55%, 12/25/41(a)(c) 240,627
607,971 Tricon Residential Trust, 3.86%,
04/17/39(a) 591,376
432,065 Velocity Commercial Capital Loan
Trust, 6.58%, 04/25/54(a)(c) 434,526
5,703,048
Non-Agency Residential Mortgage Backed Securities - 6.9%
224,680 BRAVO Residential Funding Trust,
5.32%, 11/25/69(a)(b) 223,946
986,977 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(a)(c) 892,830
208,050 Citigroup Mortgage Loan Trust, 4.25%,
01/25/53(a) 197,810
279,864 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(a)(c) 271,045
229,380 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(a)(c) 219,840
68,802 Citigroup Mortgage Loan Trust, Inc.
REMIC, 6.50%, 07/25/34 68,534
13,753 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.75%,
04/25/33 13,429
1,146 Credit Suisse First Boston Mortgage
Securities Corp. REMIC, 5.00%,
01/05/25 1,037
673,329 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(a)(c) 601,820
762,119 Credit Suisse Mortgage Trust, 2.50%,
11/25/56(a)(c) 673,523
144,211 Credit-Based Asset Servicing &
Securitization, LLC REMIC (USD
1 Month LIBOR + 1.13%), 6.09%,
02/25/33(b) 146,592
102,498 CSMLT Trust, 2.97%, 10/25/30(a)(c) 97,130
751,911 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(a) 737,723
7,670 Flagstar Mortgage Trust, 2.50%,
04/25/51(a)(c) 0

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 618,029 Flagstar Mortgage Trust, 2.50%,
07/25/51(a)(c) $ 543,466
65,793 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(c) 65,186
882,786 Hundred Acre Wood Trust, 2.50%,
07/25/51(a)(c) 777,582
760,602 Mello Mortgage Capital Acceptance,
2.50%, 08/25/51(a)(c) 663,630
464,882 MFRA Trust, 3.91%, 04/25/66(a)(d) 448,555
257,784 New Residential Mortgage Loan Trust,
4.00%, 12/25/57(a)(c) 246,362
196,334 New Residential Mortgage Loan Trust,
3.50%, 10/25/59(a)(c) 182,976
143,669 New Residential Mortgage Loan Trust
REMIC, 3.75%, 11/25/54(a)(c) 135,731
85,680 New Residential Mortgage Loan Trust
REMIC, 3.75%, 05/28/52(a)(c) 81,111
257,077 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(a)(c) 244,093
583,091 Onslow Bay Financial LLC, 3.00%,
02/25/52(a)(c) 516,467
1,280,232 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 1,118,589
4,619 Provident Funding Mortgage Trust,
2.50%, 04/25/51(a)(c) 0
877,695 PSMC Trust, 2.50%, 08/25/51(a)(c) 774,931
13,500 Residential Accredit Loans, Inc. Trust
REMIC, 6.59%, 01/05/25(b) 10,254
750,695 Sequoia Mortgage Trust, 2.50%,
06/25/51(a)(c) 656,450
160,189 Sequoia Mortgage Trust REMIC,
3.00%, 11/25/30(a)(c) 154,853
750,987 Woodward Capital Management,
2.50%, 01/25/52(a)(c) 650,859
11,416,354
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $31,571,366) 29,316,175
Corporate Bonds - 25.9%
Communication Services - 1.6%
345,000 Alphabet, Inc., 2.25%, 08/15/60 186,870
1,065,000 AT&T, Inc., 4.30%, 12/15/42 886,094
1,130,000 Meta Platforms, Inc., 3.85%, 08/15/32 1,050,159
905,000 Verizon Communications, Inc., 3.55%,
03/22/51 639,518
2,762,641
Consumer Discretionary - 3.1%
985,000 Dollar General Corp., 3.50%, 04/03/30 903,905
600,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 600,213
855,000 Levi Strauss & Co., 3.50%, 03/01/31(a) 747,788
1,550,000 McDonald's Corp., 3.63%, 09/01/49 1,117,386
Principal
Amount
Security
Description Value
$ 209,000 Newell Brands, Inc., 5.70%, 04/01/26 $ 208,911
525,000 Tapestry, Inc., 5.10%, 03/11/30 519,215
1,192,000 The Walt Disney Co., Class E, 4.13%,
12/01/41 998,131
5,095,549
Consumer Staples - 1.5%
530,000 Land O'Lakes Capital Trust I, 7.45%,
03/15/28(a) 519,889
940,000 The Campbell's Co., 2.38%, 04/24/30 824,749
625,000 The Campbell's Co., 4.75%, 03/23/35 589,344
565,000 The Kroger Co., 5.00%, 09/15/34 547,208
2,481,190
Energy - 1.0%
1,150,000 Energy Transfer LP, 5.55%, 05/15/34 1,144,111
595,000 Pioneer Natural Resources Co., 2.15%,
01/15/31 505,024
1,649,135
Financials - 9.3%
1,370,000 Bank of America Corp., 2.69%,
04/22/32(c) 1,177,639
1,360,000 CBRE Services, Inc., 2.50%, 04/01/31 1,157,529
1,180,000 Citigroup, Inc., 4.91%, 05/24/33(c) 1,140,464
1,244,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 1,075,021
1,160,000 JPMorgan Chase & Co., 5.34%,
01/23/35(c) 1,152,634
1,105,000 KeyCorp, MTN, 2.25%, 04/06/27 1,042,578
1,180,000 Morgan Stanley, 4.89%, 07/20/33(c) 1,143,183
400,000 Regions Financial Corp., 5.50%,
09/06/35(c) 390,598
930,000 Regions Financial Corp., 1.80%,
08/12/28 828,374
1,000,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(c)(e) 994,675
947,000 The Chubb Corp., 6.80%, 11/15/31 1,035,971
1,345,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(c) 1,159,214
1,170,000 Truist Financial Corp., MTN, 5.12%,
01/26/34(c) 1,137,089
985,000 U.S. Bancorp, 4.84%, 02/01/34(c) 942,875
1,315,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(c) 1,159,675
15,537,519
Industrials - 4.1%
1,364,000 Agilent Technologies, Inc., 2.10%,
06/04/30 1,174,365
1,275,000 Burlington Northern Santa Fe, LLC,
4.55%, 09/01/44 1,111,181
1,177,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 1,130,153
1,252,000 RTX Corp., 4.88%, 10/15/40 1,153,186

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 280,000 The Boeing Co., 6.53%, 05/01/34 $ 293,330
815,000 TTX Co., 4.60%, 02/01/49(a) 705,478
1,385,000 Waste Management, Inc., 1.50%,
03/15/31 1,127,312
6,695,005
Information Technology - 2.3%
625,000 Hewlett Packard Enterprise Co., 5.00%,
10/15/34 600,734
1,140,000 Oracle Corp., 2.30%, 03/25/28 1,053,915
1,125,000 QUALCOMM, Inc., 4.30%, 05/20/47 929,414
200,000 TSMC Global, Ltd., 1.38%, 09/28/30(a) 164,714
1,220,000 Xilinx, Inc., 2.38%, 06/01/30 1,075,273
3,824,050
Materials - 1.0%
550,000 Albemarle Corp., 5.05%, 06/01/32 523,461
376,000 Albemarle Corp., 5.45%, 12/01/44 335,561
819,000 The Mosaic Co., 5.45%, 11/15/33 810,924
1,669,946
Real Estate - 0.7%
1,125,000 NNN REIT, Inc., 4.30%, 10/15/28 1,098,271
Utilities - 1.3%
1,115,000 Duke Energy Corp., 5.75%, 09/15/33 1,143,151
415,000 NiSource, Inc., 5.35%, 04/01/34 411,564
643,474 Texas Electric Market Stabilization
Funding N, LLC, 4.27%, 08/01/34(a) 622,391
2,177,106
Total Corporate Bonds (Cost $46,272,010) 42,990,412
Government & Agency Obligations - 55.6%
GOVERNMENT SECURITIES - 24.0%
Municipals - 0.7%
260,000 Empire State Development Corp., New
York RB, 5.77%, 03/15/39 262,566
340,000 New York City Municipal Water
Finance Authority, New York RB,
5.72%, 06/15/42 333,941
225,000 State of Connecticut, Connecticut GO,
5.63%, 12/01/29 228,723
410,000 West Haymarket Joint Public Agency,
Nebraska GO, 6.00%, 12/15/39 425,547
1,250,777
Treasury Inflation Index Securities - 0.3%
532,127 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 523,490
U.S. Treasury Securities - 23.0%
9,650,000 U.S. Treasury Bond, 3.63%, 08/15/43 8,174,339
7,325,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 6,360,409
15,915,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 13,385,963
3,195,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 3,040,743
Principal
Amount
Security
Description Value
$ 975,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 $ 949,588
9,190,000 U.S. Treasury Note/Bond, 2.00%,
02/15/50 5,336,354
950,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 945,560
38,192,956
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 31.6%
Federal Home Loan Mortgage Corp. - 13.2%
740,000 Federal Home Loan Mortgage Corp.,
3.46%, 11/25/32(c) 669,633
339,312 Federal Home Loan Mortgage Corp.,
4.00%, 04/15/51 322,126
582,513 Federal Home Loan Mortgage Corp.,
3.00%, 08/25/56(d) 538,255
276,263 Federal Home Loan Mortgage Corp.,
3.00%, 11/25/57(c) 258,379
611,698 Federal Home Loan Mortgage Corp.,
2.50%, 11/25/59 553,707
2,482 Federal Home Loan Mortgage Corp.
#G14820, 3.50%, 12/01/26 2,469
874,753 Federal Home Loan Mortgage Corp.
#RA6436, 2.50%, 12/01/51 722,404
1,045,179 Federal Home Loan Mortgage Corp.
#RA7549, 4.00%, 06/01/52 957,887
1,539,865 Federal Home Loan Mortgage Corp.
#RA7779, 4.50%, 08/01/52 1,451,586
1,354,133 Federal Home Loan Mortgage Corp.
#RA8528, 5.00%, 02/01/53 1,315,766
1,406,263 Federal Home Loan Mortgage Corp.
#RA9070, 6.00%, 05/01/53 1,427,109
1,573,504 Federal Home Loan Mortgage Corp.
#SD1046, 4.00%, 07/01/52 1,451,731
2,053,016 Federal Home Loan Mortgage Corp.
#SD1087, 3.50%, 06/01/52 1,827,807
2,737,369 Federal Home Loan Mortgage Corp.
#SD1663, 4.00%, 10/01/52 2,512,884
1,789,296 Federal Home Loan Mortgage Corp.
#SD1740, 4.50%, 10/01/52 1,692,184
86,315 Federal Home Loan Mortgage Corp.
#ZA2187, 4.50%, 11/01/30 85,636
88,323 Federal Home Loan Mortgage Corp.
#ZA2216, 4.50%, 08/01/31 87,498
846,073 Federal Home Loan Mortgage Corp.
#ZA4245, 3.00%, 07/01/43 746,435
236,267 Federal Home Loan Mortgage Corp.
#ZJ1008, 4.50%, 01/01/41 229,057
287,508 Federal Home Loan Mortgage Corp.
#ZS4007, 4.00%, 10/01/44 268,224
573,583 Federal Home Loan Mortgage Corp.
#ZS9566, 4.00%, 12/01/45 535,011

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 649,292 Federal Home Loan Mortgage Corp.
Interest Only REMIC, 4.00%,
09/15/45 $ 109,953
110,689 Federal Home Loan Mortgage Corp.
REMIC, 4.50%, 07/15/41 108,491
960,000 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/37 918,628
497,095 Seasoned Credit Risk Transfer Trust,
4.50%, 06/25/57 474,035
633,139 Seasoned Loans Structured Transaction
Trust, 2.00%, 07/25/30 572,464
395,467 Seasoned Loans Structured Transaction
Trust, 2.00%, 09/25/30 357,015
1,510,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 1,349,040
500,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 11/25/29 451,855
21,997,269
Federal National Mortgage Association - 16.9%
61,455 Federal National Mortgage Association
#725705, 5.00%, 08/01/34 60,954
53,050 Federal National Mortgage Association
#890310, 4.50%, 12/01/40 51,432
5,446 Federal National Mortgage Association
#933279, 5.50%, 08/01/37 5,451
47,431 Federal National Mortgage Association
#AA7002, 4.50%, 06/01/39 45,984
314,181 Federal National Mortgage Association
#AB9814, 3.00%, 07/01/43 277,183
104,572 Federal National Mortgage Association
#AD0575, 4.50%, 01/01/40 101,382
19,293 Federal National Mortgage Association
#AE0336, 6.00%, 09/01/38 20,002
230,434 Federal National Mortgage Association
#AL0240, 4.00%, 04/01/41 217,411
76,647 Federal National Mortgage Association
#AL2382, 4.00%, 02/01/42 72,286
159,660 Federal National Mortgage Association
#AL9970, 2.88%, 02/01/27(c) 154,327
1,139,873 Federal National Mortgage Association
#AM2127, 3.31%, 01/01/33 1,031,617
1,166,445 Federal National Mortgage Association
#AM2922, 3.75%, 04/01/43 1,043,384
258,726 Federal National Mortgage Association
#AS0784, 4.00%, 10/01/43 242,814
341,630 Federal National Mortgage Association
#AS3175, 4.50%, 08/01/44 328,242
266,372 Federal National Mortgage Association
#AS5235, 3.50%, 06/01/45 249,703
339,717 Federal National Mortgage Association
#BO2256, 3.00%, 10/01/49 293,300
Principal
Amount
Security
Description Value
$ 328,055 Federal National Mortgage Association
#CA0684, 3.50%, 11/01/47 $ 295,025
1,016,403 Federal National Mortgage Association
#CB2094, 3.00%, 11/01/51 869,944
1,277,319 Federal National Mortgage Association
#CB3233, 3.00%, 04/01/52 1,096,590
1,905,468 Federal National Mortgage Association
#CB4393, 4.50%, 08/01/52 1,798,587
452,915 Federal National Mortgage Association
#CB4561, 5.00%, 09/01/52 439,796
1,679,793 Federal National Mortgage Association
#CB7422, 5.50%, 11/01/53 1,668,109
2,431,287 Federal National Mortgage Association
#CB9308, 5.00%, 10/01/54 2,360,929
1,915,699 Federal National Mortgage Association
#FM2725, 3.00%, 02/01/50 1,631,431
2,782,878 Federal National Mortgage Association
#FS0331, 3.00%, 01/01/52 2,372,084
1,988,743 Federal National Mortgage Association
#FS1555, 3.50%, 04/01/52 1,768,295
1,683,542 Federal National Mortgage Association
#FS2060, 4.00%, 06/01/52 1,553,768
971,309 Federal National Mortgage Association
#FS3363, 3.00%, 06/01/52 827,528
2,016,804 Federal National Mortgage Association
#FS3498, 3.50%, 07/01/52 1,790,903
1,113,778 Federal National Mortgage Association
#FS4081, 5.00%, 01/01/53 1,083,132
1,574,691 Federal National Mortgage Association
#FS5179, 5.00%, 06/01/53 1,530,921
224,475 Federal National Mortgage Association
Interest Only, 2.70%, 01/25/39(c) 1,181
691,089 Federal National Mortgage Association
REMIC, 2.50%, 01/25/51 609,512
434,769 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(c) 419,048
120,463 Federal National Mortgage Association
REMIC, 4.00%, 01/25/33 116,824
955,000 Federal National Mortgage Association
REMIC, 4.00%, 11/25/37 907,066
754,704 Federal National Mortgage Association
REMIC #386641, 5.80%, 12/01/33 752,292
28,088,437
Government National Mortgage Association - 1.5%
335,007 Government National Mortgage
Association, 2.85%, 04/16/50 322,150
382,557 Government National Mortgage
Association, 3.50%, 01/20/69(c) 367,491
780,680 Government National Mortgage
Association #786915, 5.50%,
09/20/53 782,353

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
INCOME FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 346,583 Government National Mortgage
Association #AD8811, 3.00%,
03/20/43 $ 300,022
619,844 Government National Mortgage
Association REMIC, 5.50%, 07/16/34 626,635
2,398,651
Total Government & Agency Obligations (Cost
$100,288,939) 92,451,580
Shares
Security
Description Value
Short-Term Investments - 0.5%
Investment Company - 0.5%
821,686 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(g) 821,686
Total Short-Term Investments (Cost $821,686) 821,686
Investments, at value - 99.6% (Cost $178,954,001) 165,579,853
Other assets in excess of liabilities - 0.4% 665,166
NET ASSETS - 100.0% $ 166,245,019
(a) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2024, the aggregate value of these liquid securities were
$30,255,936 or 18.2% of net assets.
(b) Floating rate security. Rate presented is as of December 31, 2024.
(c) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2024.
(d) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
GO General Obligation
LIBOR London Interbank Offered Rate
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
RB Revenue Bond
REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Government & Agency Obligations - 98.4%
GOVERNMENT SECURITIES - 95.8%
Municipals - 95.8%
Alaska - 0.2%
$ 100,000 Alaska Municipal Bond Bank Authority,
Alaska RB, 5.00%, 12/01/35 $ 110,382
Colorado - 0.3%
150,000 County of El Paso CO, Colorado COP,
5.00%, 12/01/37 166,467
Illinois - 1.0%
250,000 La Salle & Bureau Counties Township
High School District No. 120 LaSalle-
Peru, Illinois GO, 5.00%, 12/01/29 264,644
200,000 Park Ridge Park District, Illinois GO,
5.00%, 12/01/35 219,457
484,101
Iowa - 0.9%
220,000 City of Bettendorf IA, Iowa GO, 4.00%,
06/01/35 227,595
225,000 Woodbine Community School District
Infrastructure Sales Service & Use Tax,
Iowa RB, 5.00%, 06/01/32 248,157
475,752
Nebraska - 88.1%
250,000 Adams County School District No. 18,
Nebraska GO, 4.00%, 12/15/33 255,115
300,000 Adams County School District No. 18,
Nebraska GO, 2.00%, 12/15/27 286,812
200,000 Burt County Public Power District,
Nebraska RB, 4.75%, 07/01/34 205,196
400,000 Butler Public Power District, Nebraska
RB, 0.75%, 08/15/27 362,971
350,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/32 370,360
285,000 Central Plains Energy Project, Nebraska
RB, 5.00%, 09/01/33 302,989
305,000 City of Ashland NE, Nebraska GO,
3.85%, 04/01/34 293,461
200,000 City of Aurora NE, Nebraska GO,
5.00%, 12/15/28 202,856
300,000 City of Beatrice NE, Nebraska RB,
4.40%, 03/15/29 297,612
200,000 City of Bellevue NE, Nebraska GO,
5.00%, 09/15/30 215,525
350,000 City of Bellevue NE, Nebraska GO,
2.00%, 09/15/30 315,540
140,000 City of Bellevue NE, Nebraska RB,
5.00%, 09/15/34 149,559
55,000 City of Chadron NE, Nebraska GO,
0.60%, 12/15/26 51,135
Principal
Amount
Security
Description Value
$ 120,000 City of Chadron NE, Nebraska GO,
0.70%, 12/15/27 $ 108,164
325,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 4.00%, 06/15/32 334,905
250,000 City of Columbus NE Combined
Utilities System Revenue, Nebraska
RB, 5.00%, 06/15/29 266,614
130,000 City of Crete NE, Nebraska GO,
3.70%, 05/01/26 129,563
200,000 City of David City NE, Nebraska GO,
4.05%, 12/15/27 197,869
130,000 City of David City NE Electric Utility
Revenue, Nebraska RB, 4.40%,
12/15/29 130,476
345,000 City of Falls City NE, Nebraska GO,
4.25%, 11/15/30 350,332
250,000 City of Falls City NE, Nebraska GO,
3.65%, 11/15/32 241,095
345,000 City of Fremont NE Combined Utility
System Revenue, Nebraska RB,
3.00%, 10/15/25 343,630
150,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/31 154,983
50,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/32 51,509
430,000 City of Grand Island NE Combined
Utility System Revenue, Nebraska
RB, 4.00%, 08/15/34 440,037
400,000 City of Hickman NE, Nebraska GO,
4.00%, 02/15/25 399,952
300,000 City of Kearney NE, Nebraska GO,
4.00%, 05/15/27 302,938
100,000 City of Kearney NE, Nebraska GO,
2.75%, 06/15/27 97,131
220,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 5.00%,
06/15/32 233,440
400,000 City of Kearney NE Combined Utilities
Revenue, Nebraska RB, 1.25%,
12/15/27 362,388
375,000 City of La Vista NE, Nebraska COP,
3.00%, 12/15/25 373,827
150,000 City of La Vista NE, Nebraska GO,
5.00%, 09/15/33 158,027
145,000 City of McCook NE, Nebraska GO,
5.00%, 09/15/31 152,883
150,000 City of Nebraska City NE, Nebraska
GO, 3.80%, 01/15/33 144,561

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 195,000 City of Norfolk NE, Nebraska GO,
2.70%, 09/01/25 $ 192,684
205,000 City of North Platte NE, Nebraska GO,
4.00%, 12/15/33 208,780
360,000 City of North Platte NE, Nebraska GO,
3.00%, 12/15/26 358,049
45,000 City of Omaha NE, Nebraska GO,
4.00%, 04/15/32 47,379
200,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/32 190,707
400,000 City of Omaha NE, Nebraska GO,
3.00%, 04/15/34 375,869
200,000 City of Omaha NE, Nebraska GO,
5.00%, 04/15/37 221,194
500,000 City of Omaha NE, Nebraska GO,
6.50%, 12/01/30 559,810
500,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/37 565,554
250,000 City of Omaha NE Riverfront
Redevelopment Special Tax Revenue,
Nebraska Special Tax Bond, 5.00%,
04/15/43 272,996
250,000 City of Papillion NE, Nebraska RB,
3.75%, 09/15/29 248,825
250,000 City of Papillion NE Water Revenue,
Nebraska RB, 3.00%, 12/15/27 247,467
200,000 City of West Point NE, Nebraska GO,
3.25%, 11/01/28 191,161
90,000 County of Brown NE, Nebraska GO,
3.70%, 01/15/26 89,919
375,000 County of Butler NE, Nebraska GO,
2.10%, 01/15/26 366,383
275,000 County of Cedar NE, Nebraska GO,
3.80%, 09/15/28 274,119
300,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/34 303,438
435,000 County of Douglas NE, Nebraska RB,
4.00%, 07/01/36 438,404
245,000 County of Douglas NE, Nebraska RB,
3.00%, 09/01/27 241,121
125,000 County of Jefferson NE, Nebraska GO,
2.00%, 12/01/25 122,859
325,000 County of Saline NE, Nebraska RB,
3.00%, 02/15/30 311,523
250,000 County of Sarpy NE, Nebraska GO,
3.00%, 06/01/29 248,391
200,000 County of Washington NE, Nebraska
GO, 1.40%, 06/15/27 185,084
400,000 Cozad City School District, Nebraska
GO, 4.00%, 06/15/28 406,762
Principal
Amount
Security
Description Value
$ 265,000 Cuming County Public Power District,
Nebraska RB, 1.50%, 12/15/25 $ 257,851
250,000 Custer County School District No. 25,
Nebraska GO, 5.00%, 12/15/33 266,253
300,000 District Energy Corp., Nebraska RB,
5.00%, 07/01/36 327,319
370,000 Dodge County School District No. 1,
Nebraska GO, 5.00%, 12/15/29 399,841
1,150,000 Douglas County Hospital Authority No.
2, Nebraska RB, 4.00%, 05/15/32 1,152,322
300,000 Douglas County Hospital Authority No.
2, Nebraska RB, 5.00%, 11/15/34 322,171
200,000 Douglas County Sanitary &
Improvement District No. 453,
Nebraska GO, 2.80%, 10/01/31 178,001
580,000 Douglas County Sanitary &
Improvement District No. 464,
Nebraska GO, 3.65%, 03/15/33 562,749
260,000 Douglas County Sanitary &
Improvement District No. 484,
Nebraska GO, 3.00%, 08/15/29 248,086
100,000 Douglas County Sanitary &
Improvement District No. 490,
Nebraska GO, 2.70%, 08/15/28 92,288
280,000 Douglas County Sanitary &
Improvement District No. 491,
Nebraska GO, 1.90%, 09/15/28 249,017
215,000 Douglas County Sanitary &
Improvement District No. 521,
Nebraska GO, 2.20%, 02/15/25 214,340
250,000 Douglas County School District No. 10,
Nebraska GO, 4.00%, 12/15/32 258,441
200,000 Douglas County School District No. 17,
Nebraska GO, 5.00%, 06/15/34 228,770
325,000 Douglas County School District No. 17,
Nebraska GO, 4.00%, 12/15/41 327,097
200,000 Douglas County School District No. 17/
NE, Nebraska GO, 5.00%, 12/15/37 226,205
175,000 Douglas County School District No. 54,
Nebraska GO, 5.00%, 12/15/29 188,615
250,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/34 252,846
750,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/35 678,559
350,000 Douglas County School District No. 59,
Nebraska GO, 4.00%, 06/15/27 350,229
150,000 Douglas County School District No. 59,
Nebraska GO, 3.00%, 12/15/28 147,269
250,000 Elkhorn School District, Nebraska GO,
5.00%, 12/15/37 281,410
200,000 Grand Island Public Schools, Nebraska
GO, 5.00%, 12/15/39 222,513

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 200,000 Gretna Public Schools, Nebraska GO,
5.00%, 12/15/30 $ 209,430
530,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/31 542,690
400,000 Gretna Public Schools, Nebraska GO,
3.00%, 12/15/32 377,111
455,000 Gretna Public Schools, Nebraska GO,
5.00%, 06/15/33 489,711
700,000 Gretna Public Schools, Nebraska GO,
4.00%, 06/15/34 712,834
160,000 KBR Rural Public Power District/NE,
Nebraska RB, 3.20%, 12/15/28 151,358
300,000 Kearney School District, Nebraska GO,
2.00%, 12/15/25 294,840
150,000 Lancaster County School District No. 1,
Nebraska GO, 4.00%, 01/15/31 151,919
100,000 Lancaster County School District No. 1,
Nebraska GO, 3.00%, 01/15/37 90,174
370,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/34 303,113
320,000 Lancaster County School District No.
145 Waverly, Nebraska GO, 2.00%,
12/15/28 299,798
200,000 Lincoln Airport Authority, Nebraska
RB, 5.00%, 07/01/31 214,381
1,000,000 Loup River Public Power District,
Nebraska RB, 2.00%, 12/01/26 967,165
260,000 Lyons-Decatur Northeast Schools,
Nebraska GO, 5.00%, 12/15/30 272,085
525,000 Metropolitan Community College Area,
Nebraska COP, 3.00%, 03/01/26 522,265
115,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/35 118,036
325,000 Metropolitan Utilities District of
Omaha Gas System Revenue,
Nebraska RB, 4.00%, 12/01/26 325,274
315,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 5.00%, 12/01/37 349,678
300,000 Metropolitan Utilities District of
Omaha Water System Revenue,
Nebraska RB, 3.30%, 12/01/29 294,179
350,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/32 389,476
110,000 Municipal Energy Agency of Nebraska,
Nebraska RB, 5.00%, 04/01/25 110,132
500,000 Nebraska Cooperative Republican Platte
Enhancement Project, Nebraska RB,
2.00%, 12/15/27 473,062
Principal
Amount
Security
Description Value
$ 150,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
03/01/34 $ 147,192
100,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.70%,
09/01/34 97,348
240,000 Nebraska Investment Finance Authority,
Nebraska RB FHLMC, 3.00%,
03/01/52 232,498
125,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/32 136,902
200,000 Nebraska Public Power District,
Nebraska RB, 5.00%, 01/01/36 202,670
315,000 Nebraska State Colleges, Nebraska RB,
3.00%, 07/01/25 314,012
455,000 Nebraska State Colleges Facilities Corp.,
Nebraska RB, 5.00%, 07/15/29 487,336
475,000 Northeast Community College Area,
Nebraska GO, 1.10%, 07/15/27 436,306
325,000 Omaha Public Facilities Corp.,
Nebraska RB, 3.00%, 04/15/31 315,517
400,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 04/01/32 411,346
600,000 Omaha Public Facilities Corp.,
Nebraska RB, 4.00%, 06/01/32 619,150
100,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/31 107,670
350,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/36 389,262
200,000 Omaha Public Power District, Nebraska
RB, 5.00%, 02/01/42 220,540
350,000 Omaha Public Power District, Nebraska
RB, 4.00%, 02/01/46 343,806
900,000 Omaha Public Power District, Nebraska
RB, 5.25%, 02/01/53 971,410
250,000 Omaha Public Power District, Nebraska
RB, 5.50%, 02/01/54 275,833
750,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 780,451
500,000 Omaha School District, Nebraska GO,
4.00%, 12/15/32 515,137
180,000 Omaha School District, Nebraska GO,
3.00%, 12/15/32 172,551
620,000 Omaha School District, Nebraska GO,
3.13%, 12/15/33 593,168
325,000 Omaha School District, Nebraska GO,
2.00%, 12/15/34 260,138
700,000 Omaha School District, Nebraska GO,
4.00%, 12/15/39 680,801
525,000 Omaha School District, Nebraska GO,
3.00%, 12/15/41 444,437

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 250,000 Omaha-Douglas Public Building
Commission, Nebraska GO, 5.00%,
05/01/31 $ 268,709
200,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/37 223,576
300,000 Papillion-La Vista School District No.
27, Nebraska GO, 5.00%, 12/01/43 327,847
350,000 Papillion-La Vista School District No.
27, Nebraska GO, 3.00%, 12/01/26 348,586
550,000 Papillion-La Vista School District No.
27, Nebraska GO, 4.00%, 12/01/29 563,372
100,000 Public Power Generation Agency,
Nebraska RB, 3.25%, 01/01/36 91,905
130,000 Sarpy County Sanitary & Improvement
District No. 191, Nebraska GO,
3.55%, 10/15/32 125,564
105,000 Sarpy County Sanitary & Improvement
District No. 23, Nebraska GO,
2.30%, 08/15/34 79,421
100,000 Sarpy County Sanitary & Improvement
District No. 245, Nebraska GO,
3.45%, 11/15/28 95,616
100,000 Sarpy County Sanitary & Improvement
District No. 291, Nebraska GO,
4.25%, 09/15/38 89,374
300,000 Sarpy County School District No. 1,
Nebraska GO, 3.85%, 12/15/28 297,965
275,000 Scotts Bluff County School District No.
16, Nebraska GO, 5.00%, 12/01/29 291,926
300,000 Southeast Community College Area,
Nebraska RB, 4.00%, 03/15/31 305,085
300,000 Southern Public Power District,
Nebraska RB, 2.00%, 12/15/26 290,070
500,000 The University of Nebraska Facilities
Corp., Nebraska RB, 4.00%,
07/15/30 507,959
140,000 Village of Ansley NE, Nebraska GO,
3.40%, 03/15/28 137,617
435,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 07/01/35 399,505
700,000 Village of Boys Town NE, Nebraska
RB, 3.00%, 09/01/28 691,279
200,000 Village of Callaway NE, Nebraska GO,
3.75%, 02/15/31 190,782
185,000 Village of Ceresco NE, Nebraska GO,
3.60%, 12/15/32 177,555
265,000 Wayne County School District No. 17,
Nebraska GO, 5.00%, 12/15/28 281,103
250,000 Westside Community Schools, Nebraska
GO, 5.00%, 12/01/37 273,629
450,000 York County School District No. 12,
Nebraska GO, 2.00%, 12/15/25 442,259
Principal
Amount
Security
Description Value
$ 100,000 York County School District No. 96,
Nebraska GO, 5.00%, 12/15/28 $ 106,298
45,805,319
New York - 1.1%
325,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 356,730
200,000 New York City Transitional Finance
Authority, New York RB, 5.00%,
05/01/42 220,394
577,124
North Dakota - 0.9%
500,000 City of Fargo ND, North Dakota GO,
3.00%, 05/01/34 463,891
South Dakota - 1.0%
275,000 City of Brandon SD Sales Tax Revenue,
South Dakota RB, 3.00%, 12/01/26 273,137
220,000 County of Lincoln SD, South Dakota
GO, 5.00%, 12/01/43 235,608
508,745
Texas - 0.6%
160,000 City of Lubbock TX, Texas GO, 5.00%,
02/15/36 177,350
150,000 County of Travis TX, Texas GO, 3.00%,
03/01/30 148,291
325,641
Wisconsin - 1.7%
400,000 City of Neenah WI, Wisconsin GO,
4.00%, 03/01/32 410,821
500,000 County of Dane WI, Wisconsin GO,
3.00%, 06/01/31 482,341
893,162
49,810,584
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 2.6%
Federal Home Loan Mortgage Corp. - 2.6%
199,258 Federal Home Loan Mortgage Corp.,
4.54%, 10/25/40(a) 197,973
195,465 Federal Home Loan Mortgage Corp.,
4.16%, 05/25/41(a) 187,701
290,233 Federal Home Loan Mortgage Corp.,
2.34%, 07/25/41(b) 229,263
250,000 Federal Home Loan Mortgage Corp.
FHLMC, 4.76%, 08/25/41 255,406
535,919 Federal Home Loan Mortgage Corp.
#WE5001, 2.65%, 04/01/29 500,606
1,370,949
Total Government & Agency Obligations (Cost
$53,273,914) 51,181,533

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
NEBRASKA TAX-FREE FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Short-Term Investments - 1.3%
Investment Company - 1.3%
697,821 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(c) $ 697,821
Total Short-Term Investments (Cost $697,821) 697,821
Investments, at value - 99.7% (Cost $53,971,735) 51,879,354
Other assets in excess of liabilities - 0.3% 135,191
NET ASSETS - 100.0% $ 52,014,545
(a) Adjustable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2024.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2024, the aggregate value of these liquid securities were
$229,263 or 0.4% of net assets.
(c) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
COP Certificate of Participation
FHLMC Federal Home Loan Mortgage Corporation
FNMA Federal National Mortgage Association
GNMA Government National Mortgage Association
GO General Obligation
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Shares
Security
Description Value
Common Stocks - 61.1%
Communication Services - 5.5%
12,620 Alphabet, Inc., Class C $ 2,403,353
2,805 Meta Platforms, Inc., Class A 1,642,355
1,000 T-Mobile US, Inc. 220,730
6,600 Verizon Communications, Inc. 263,934
4,530,372
Consumer Discretionary - 7.2%
10,435 Amazon.com, Inc.(a) 2,289,334
116 Booking Holdings, Inc. 576,337
9,200 Gentex Corp. 264,316
4,255 NIKE, Inc., Class B 321,976
311 O'Reilly Automotive, Inc.(a) 368,784
1,020 Pool Corp. 347,759
1,655 Royal Caribbean Cruises, Ltd. 381,792
875 Tesla, Inc.(a) 353,360
1,965 The Home Depot, Inc. 764,365
9,700 Upbound Group, Inc., Class A 282,949
5,950,972
Consumer Staples - 3.3%
4,080 Church & Dwight Co., Inc. 427,217
1,791 Constellation Brands, Inc., Class A 395,811
840 Costco Wholesale Corp. 769,667
5,720 Lamb Weston Holdings, Inc. 382,267
8,555 Walmart, Inc. 772,944
2,747,906
Energy - 2.2%
2,255 Diamondback Energy, Inc. 369,437
3,150 EOG Resources, Inc. 386,127
7,960 Exxon Mobil Corp. 856,257
1,585 Phillips 66 180,579
1,792,400
Financials - 8.8%
4,275 Brown & Brown, Inc. 436,135
1,685 Chubb, Ltd. 465,566
1,965 CME Group, Inc. 456,332
9,640 Equitable Holdings, Inc. 454,719
6,600 First American Financial Corp. 412,104
2,720 Fiserv, Inc.(a) 558,742
4,775 JPMorgan Chase & Co. 1,144,615
1,670 Mastercard, Inc., Class A 879,372
945 Moody's Corp. 447,335
5,545 Morgan Stanley 697,117
9,150 Synchrony Financial 594,750
10,350 Wells Fargo & Co. 726,984
7,273,771
Health Care - 6.0%
5,740 Abbott Laboratories 649,251
1,880 Amgen, Inc. 490,003
5,300 AMN Healthcare Services, Inc.(a) 126,776
6,025 Edwards Lifesciences Corp.(a) 446,031
1,330 Eli Lilly & Co. 1,026,760
Shares
Security
Description Value
480 Humana, Inc. $ 121,781
2,810 Jazz Pharmaceuticals PLC(a) 346,052
3,870 Lantheus Holdings, Inc.(a) 346,210
1,075 Thermo Fisher Scientific, Inc. 559,247
500 UFP Technologies, Inc.(a) 122,255
750 United Therapeutics Corp.(a) 264,630
2,730 Zoetis, Inc. 444,799
4,943,795
Industrials - 5.3%
2,995 AMETEK, Inc. 539,879
2,680 Cintas Corp. 489,636
21,200 CSX Corp. 684,124
2,500 Ingersoll Rand, Inc. 226,150
3,720 MasTec, Inc.(a) 506,441
1,145 Paycom Software, Inc. 234,690
6,407 RTX Corp. 741,418
6,590 The Timken Co. 470,328
2,715 Waste Management, Inc. 547,860
4,440,526
Information Technology - 18.6%
1,305 Adobe, Inc.(a) 580,307
9,770 Amphenol Corp., Class A 678,526
15,875 Apple, Inc. 3,975,417
2,230 CDW Corp. 388,109
4,212 Entegris, Inc. 417,241
231 Fair Isaac Corp.(a) 459,905
1,865 Manhattan Associates, Inc.(a) 503,998
5,920 Microchip Technology, Inc. 339,512
8,195 Microsoft Corp. 3,454,193
12,048 Napco Security Technologies, Inc. 428,427
26,890 NVIDIA Corp. 3,611,058
4,145 QUALCOMM, Inc. 636,755
15,473,448
Materials - 1.4%
4,575 FMC Corp. 222,391
1,340 Linde PLC 561,018
38,001 PureCycle Technologies, Inc.(a) 389,510
1,172,919
Real Estate - 1.4%
2,305 American Tower Corp. REIT 422,760
9,585 First Industrial Realty Trust, Inc. REIT 480,496
2,085 Sun Communities, Inc. REIT 256,393
1,159,649
Utilities - 1.4%
2,055 Atmos Energy Corp. 286,200
5,820 NextEra Energy, Inc. 417,236
5,600 The Southern Co. 460,992
1,164,428
Total Common Stocks (Cost $22,508,522) 50,650,186

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Non-U.S. Government Agency Asset Backed Securities - 10.1%
Asset Backed Securities - 6.4%
$ 155,000 Aligned Data Centers Issuer, LLC,
1.94%, 08/15/46(b) $ 147,349
85,000 American Heritage Auto Receivables
Trust, 5.07%, 06/17/30(b) 84,915
27,391 AMSR Trust, 1.63%, 07/17/37(b) 27,014
130,000 Auxilior Term Funding, LLC, 5.84%,
03/15/27(b) 130,962
109,038 AXIS Equipment Finance Receivables
XI, LLC, 5.30%, 06/21/28(b) 109,500
175,000 BofA Auto Trust, 5.31%, 06/17/30(b) 177,556
54,253 CCG Receivables Trust, 5.82%,
09/16/30(b) 54,668
90,000 CCG Receivables Trust, 4.99%,
03/15/32(b) 90,474
97,906 CCG Receivables Trust, 6.28%,
04/14/32(b) 99,455
53,319 CCG Receivables Trust, 3.91%,
07/16/29(b) 53,156
233,858 CF Hippolyta Issuer, LLC, 1.69%,
07/15/60(b) 228,494
113,094 CF Hippolyta Issuer, LLC, 1.53%,
03/15/61(b) 107,219
280,000 Chase Auto Owner Trust, 5.59%,
06/25/29(b) 286,088
285,000 Citizens Auto Receivables Trust, 5.84%,
01/18/28(b) 288,147
22,366 Commonbond Student Loan Trust,
3.87%, 02/25/46(b) 21,234
36,662 ELFI Graduate Loan Program, LLC,
1.73%, 08/25/45(b) 32,285
90,000 FHF Issuer Trust, 4.94%, 11/15/30(b) 89,803
159,356 Foundation Finance Trust, 4.60%,
03/15/50(b) 157,632
190,000 FRTKL 2021-SFR1, 1.57%,
09/17/38(b) 178,689
200,000 GreatAmerica Leasing Receivables
Funding, LLC, 4.98%, 01/18/28(b) 201,004
85,609 GreenSky Home Improvement Trust,
5.67%, 06/25/59(b) 86,190
100,000 GreenSky Home Improvement Trust,
5.55%, 06/25/59(b) 100,951
170,000 GreenState Auto Receivables Trust,
5.19%, 01/16/29(b) 171,093
230,000 Honda Auto Receivables Owner Trust,
5.67%, 06/21/28 233,657
135,000 Huntington Auto Trust, 5.23%,
01/16/29(b) 136,385
100,000 Kubota Credit Owner Trust, 5.19%,
05/15/30(b) 100,895
Principal
Amount
Security
Description Value
$ 216,767 LAD Auto Receivables Trust, 6.12%,
09/15/27(b) $ 217,906
105,000 M&T Equipment Notes, 4.94%,
08/18/31(b) 104,680
22,713 Navient Student Loan Trust, 6.11%,
10/15/31(b)(c) 22,749
115,000 NMEF Funding, LLC, 5.15%,
12/15/31(b) 115,227
18,272 NMEF Funding, LLC, 6.07%,
06/15/29(b) 18,373
66,669 North Texas Higher Education
Authority, Inc., 5.02%, 09/25/61(c) 66,139
110,495 Octane Receivables Trust, 5.80%,
07/20/32(b) 111,693
119,317 Progress Residential Trust, 1.52%,
07/17/38(b) 114,172
200,000 Purchasing Power Funding, LLC,
5.89%, 08/15/28(b) 201,655
59,475 SLM Student Loan Trust, 7.10%,
04/15/29(c) 59,599
143,551 SoFi Professional Loan Program Trust,
1.14%, 02/15/47(b) 123,556
280,000 Space Coast Credit Union Auto
Receivables Trust, 5.11%,
06/15/29(b) 280,796
70,000 Stack Infrastructure Issuer, LLC, 1.88%,
03/26/46(b) 67,340
112,735 Tricon American Homes Trust, 1.48%,
11/17/39(b) 103,016
180,000 Vantage Data Centers Issuer, LLC,
1.65%, 09/15/45(b) 175,781
115,000 Wingspire Equipment Finance, LLC,
4.99%, 09/20/32(b) 115,183
5,292,680
Non-Agency Commercial Mortgage Backed Securities - 2.8%
150,000 Banc of America Merrill Lynch
Commercial Mortgage Securities
Trust, 3.53%, 03/10/37(b)(d) 147,000
51,220 Barclays Commercial Mortgage Trust,
3.04%, 11/15/52 51,044
72,427 BX Commercial Mortgage Trust,
5.41%, 02/15/39(b)(c) 72,450
160,000 BX Trust, 5.46%, 09/15/36(b)(c) 159,400
90,551 CD Commercial Mortgage Trust,
4.21%, 08/15/51 89,669
175,000 Goldman Sachs Mortgage Securities
Trust, 5.40%, 11/15/36(b)(c) 174,416
175,000 Goldman Sachs Mortgage Securities
Trust, 2.32%, 05/12/53 163,082
200,000 Hudson Yards Mortgage Trust, 3.23%,
07/10/39(b) 181,736

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
$ 143,799 KNDR 2021-KIND A, 5.46%,
08/15/38(b)(c) $ 142,391
63,367 ReadyCap Commercial Mortgage Trust
CLO, 6.22%, 01/25/37(b)(c) 63,308
75,000 SREIT Trust, 5.09%, 07/15/36(b)(c) 74,906
59,667 Sutherland Commercial Mortgage Trust,
2.86%, 04/25/41(b)(d) 56,064
129,568 Tricon Residential Trust, 3.86%,
04/17/39(b) 126,031
96,794 TRTX Issuer, Ltd. CLO, 6.03%,
02/15/39(b)(c) 96,626
149,991 UBS Commercial Mortgage Trust,
2.99%, 12/15/52 144,162
88,548 Velocity Commercial Capital Loan
Trust, 1.40%, 05/25/51(b)(d) 75,525
235,000 Wells Fargo Commercial Mortgage
Trust, 5.31%, 07/15/35(b)(d) 235,554
220,000 WSTN Trust, 6.30%, 07/05/37(b)(d) 222,948
2,276,312
Non-Agency Residential Mortgage Backed Securities - 0.9%
88,385 Angel Oak Mortgage Trust, 3.35%,
01/25/67(b)(d) 81,230
135,202 Brean Asset Backed Securities Trust,
1.40%, 10/25/63(b)(d) 122,306
128,520 Chase Mortgage Finance Corp., 3.50%,
06/25/62(b)(d) 117,407
30,158 Citigroup Mortgage Loan Trust, 3.50%,
01/25/66(b)(d) 29,207
10,334 Citigroup Mortgage Loan Trust REMIC,
4.00%, 01/25/35(b)(d) 9,904
88,243 Credit Suisse Mortgage Trust, 3.25%,
04/25/47(b)(d) 78,871
82,176 Finance of America Structured Securities
Trust, 1.50%, 04/25/51(b) 80,626
7,500 Freddie Mac Whole Loan Securities,
3.67%, 09/25/45(d) 7,431
19,502 New Residential Mortgage Loan Trust
REMIC, 3.75%, 08/25/55(b)(d) 18,517
143,720 Onslow Bay Financial LLC, 3.00%,
02/25/52(b)(d) 127,298
100,766 Towd Point Mortgage Trust, 2.25%,
11/25/61(b)(d) 92,703
765,500
Total Non-U.S. Government Agency Asset Backed
Securities (Cost $8,510,736) 8,334,492
Corporate Bonds - 10.6%
Communication Services - 0.8%
303,000 AT&T, Inc., 4.30%, 02/15/30 293,448
90,000 Meta Platforms, Inc., 3.85%, 08/15/32 83,641
Principal
Amount
Security
Description Value
$ 319,000 Verizon Communications, Inc., 4.78%,
02/15/35(b) $ 303,666
680,755
Consumer Discretionary - 1.3%
310,000 Dollar General Corp., 3.50%, 04/03/30 284,478
200,000 Ford Motor Credit Co., LLC, 5.80%,
03/08/29 200,071
330,000 McDonald's Corp., 2.13%, 03/01/30 288,452
30,000 Newell Brands, Inc., 5.70%, 04/01/26 29,987
50,000 Starbucks Corp., 2.00%, 03/12/27 47,237
335,000 The Walt Disney Co., 2.65%, 01/13/31 296,554
1,146,779
Consumer Staples - 0.4%
115,000 Reckitt Benckiser Treasury Services
PLC, 3.00%, 06/26/27(b) 110,117
250,000 The Campbell's Co., 2.38%, 04/24/30 219,348
329,465
Energy - 0.3%
245,000 Energy Transfer LP, 4.95%, 05/15/28 244,566
Financials - 4.4%
345,000 Bank of America Corp., 2.69%,
04/22/32(d) 296,559
326,000 CBRE Services, Inc., 2.50%, 04/01/31 277,467
145,000 Citigroup, Inc., 4.91%, 05/24/33(d) 140,142
150,000 Citigroup, Inc., 3.89%, 01/10/28(d) 147,036
40,000 CME Group, Inc., 3.00%, 03/15/25 39,857
250,000 Enact Holdings, Inc., 6.25%, 05/28/29 254,752
350,000 Intercontinental Exchange, Inc., 2.10%,
06/15/30 302,458
340,000 JPMorgan Chase & Co., 2.74%,
10/15/30(d) 306,277
150,000 KeyCorp, MTN, 2.25%, 04/06/27 141,527
285,000 Morgan Stanley, 4.89%, 07/20/33(d) 276,108
225,000 Regions Financial Corp., 1.80%,
08/12/28 200,413
175,000 The Charles Schwab Corp. (callable at
100 beginning 06/01/25), 5.38%,
06/01/65(d)(e) 174,068
220,000 The Charles Schwab Corp., 3.85%,
05/21/25 219,387
330,000 The Goldman Sachs Group, Inc.,
3.10%, 02/24/33(d) 284,417
150,000 U.S. Bancorp, 4.84%, 02/01/34(d) 143,585
60,000 U.S. Bancorp, Series J (callable at
100 beginning 04/15/27), 5.30%,
10/15/49(d)(e) 59,161
345,000 Wells Fargo & Co., MTN, 2.57%,
02/11/31(d) 304,249
3,567,463
Health Care - 0.1%
125,000 Baylor Scott & White Holdings, 1.78%,
11/15/30 104,645

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

Principal
Amount
Security
Description Value
Industrials - 1.7%
$ 310,000 Agilent Technologies, Inc., 2.10%,
06/04/30 $ 266,901
230,000 BMW Finance NV, 2.85%, 08/14/29(b) 208,209
150,000 Harman International Industries, Inc.,
4.15%, 05/15/25 149,321
260,000 Huntington Ingalls Industries, Inc.,
3.48%, 12/01/27 249,652
175,000 Union Pacific Corp., 3.95%, 09/10/28 170,291
145,000 Volkswagen Group of America Finance,
LLC, 3.35%, 05/13/25(b) 144,170
285,000 Waste Management, Inc., 1.50%,
03/15/31 231,974
1,420,518
Information Technology - 1.6%
170,000 Applied Materials, Inc., 1.75%,
06/01/30 145,307
305,000 eBay, Inc., 3.60%, 06/05/27 297,503
225,000 Oracle Corp., 2.30%, 03/25/28 208,010
328,000 QUALCOMM, Inc., 2.15%, 05/20/30 287,868
55,000 TSMC Global, Ltd., 1.38%, 09/28/30(b) 45,296
345,000 Xilinx, Inc., 2.38%, 06/01/30 304,073
1,288,057
Total Corporate Bonds (Cost $9,294,835) 8,782,248
Government & Agency Obligations - 15.0%
GOVERNMENT SECURITIES - 14.3%
Municipals - 0.1%
50,000 La Vista Economic Development Fund,
Nebraska RB, 1.64%, 10/15/28 44,681
Treasury Inflation Index Securities - 0.3%
282,791 U.S. Treasury Inflation Indexed Bond,
1.75%, 01/15/28(f) 276,702
U.S. Treasury Securities - 13.9%
40,000 U.S. Treasury Note, 2.13%, 05/15/25 39,687
2,405,000 U.S. Treasury Note, 2.25%, 02/15/27 2,307,971
3,690,000 U.S. Treasury Note/Bond, 1.50%,
02/15/30 3,204,083
3,520,000 U.S. Treasury Note/Bond, 1.88%,
02/15/32 2,960,640
1,670,000 U.S. Treasury Note/Bond, 3.88%,
08/15/33 1,589,371
280,000 U.S. Treasury Note/Bond, 4.25%,
11/15/34 272,702
1,195,000 U.S. Treasury Note/Bond, 4.25%,
02/28/29 1,189,415
11,563,869
U.S. GOVERNMENT MORTGAGE BACKED SECURITIES - 0.7%
Federal Home Loan Mortgage Corp. - 0.3%
33,177 Federal Home Loan Mortgage Corp.,
3.75%, 12/15/54(g) 32,669
Principal
Amount
Security
Description Value
$ 6,680 Federal Home Loan Mortgage Corp.
REMIC, 3.50%, 06/15/50 $ 6,642
240,000 Seasoned Loans Structured Transaction
Trust, 2.75%, 09/25/29 214,417
253,728
Federal National Mortgage Association - 0.3%
158,228 Federal National Mortgage Association,
6.83%, 07/25/32(d) 164,039
5,639 Federal National Mortgage Association
#AL1321, 3.50%, 12/01/26 5,581
65,215 Federal National Mortgage Association
REMIC, 4.00%, 04/25/29(d) 62,857
232,477
Government National Mortgage Association - 0.1%
64,740 Government National Mortgage
Association, 3.50%, 01/20/69(d) 62,191
Total Government & Agency Obligations (Cost
$12,821,025) 12,433,648
Shares
Security
Description Value
Short-Term Investments - 3.0%
Investment Company - 3.0%
2,525,579 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(h) 2,525,579
Total Short-Term Investments (Cost $2,525,579) 2,525,579
Investments, at value - 99.8% (Cost $55,660,697) 82,726,153
Other assets in excess of liabilities - 0.2% 193,672
NET ASSETS - 100.0% $ 82,919,825
(a) Non-income producing security.
(b) 144a Security, which is exempt from registration under the Securities Act of 1933. The Sub-Adviser has deemed this security to be liquid based on procedures approved by Tributary Funds’ Board of Directors. As of
December 31, 2024, the aggregate value of these liquid securities were
$8,331,167 or 10.0% of net assets.
(c) Floating rate security. Rate presented is as of December 31, 2024.
(d) Variable rate security, the interest rate of which adjusts periodically based on changes in current interest rates. Rate represented is as of December 31,
2024.
(e) Perpetual maturity security.
(f) U.S. Treasury inflation indexed security, par amount is adjusted for inflation.
(g) Debt obligation initially issued at one coupon rate which converts to higher coupon rate at a specified date. Rate presented is as of December 31, 2024.
(h) Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
CLO Collateralized Loan Obligation
LLC Limited Liability Company
LP Limited Partnership
MTN Medium Term Note
PLC Public Limited Company
RB Revenue Bond

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
BALANCED FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

REIT Real Estate Investment Trust
REMIC Real Estate Mortgage Investment Conduit

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SMALL/MID CAP FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
PLC
Public Limited Company
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 98.7%
Communication Services - 1.1%
2,761 Nexstar Media Group, Inc., Class A $ 436,155
Consumer Discretionary - 14.0%
4,674 Burlington Stores, Inc.(a) 1,332,370
3,681 Dorman Products, Inc.(a) 476,874
16,061 Gentex Corp. 461,433
4,872 LGI Homes, Inc.(a) 435,557
10,124 Ollie's Bargain Outlet Holdings, Inc.(a) 1,110,906
17,504 Tractor Supply Co. 928,762
6,587 Wyndham Hotels & Resorts, Inc. 663,904
5,409,806
Consumer Staples - 3.5%
2,165 Casey's General Stores, Inc. 857,838
2,833 Lancaster Colony Corp. 490,505
1,348,343
Energy - 4.9%
12,867 Northern Oil & Gas, Inc. 478,138
54,210 Permian Resources Corp. 779,540
15,862 SM Energy Co. 614,811
1,872,489
Financials - 18.2%
15,393 Atlantic Union Bankshares Corp. 583,087
5,937 Brown & Brown, Inc. 605,693
5,287 Cullen/Frost Bankers, Inc. 709,780
487 Markel Group, Inc.(a) 840,674
10,990 Moelis & Co., Class A 811,941
8,283 Selective Insurance Group, Inc. 774,626
8,536 SouthState Corp. 849,161
11,802 Stifel Financial Corp. 1,251,956
5,161 UMB Financial Corp. 582,471
7,009,389
Health Care - 9.9%
10,160 AMN Healthcare Services, Inc.(a) 243,027
16,656 Enovis Corp.(a) 730,865
2,526 ICON PLC(a) 529,728
5,179 Integer Holdings Corp.(a) 686,321
2,671 Molina Healthcare, Inc.(a) 777,395
7,597 Revvity, Inc. 847,901
3,815,237
Industrials - 20.8%
3,032 Broadridge Financial Solutions, Inc. 685,505
1,895 CACI International, Inc., Class A(a) 765,694
2,129 Carlisle Cos., Inc. 785,260
6,370 EnerSys 588,779
3,808 Enpro, Inc. 656,690
19,706 ExlService Holdings, Inc.(a) 874,552
8,103 Fortune Brands Innovations, Inc. 553,678
4,908 Franklin Electric Co., Inc. 478,285
5,793 ICF International, Inc. 690,584
4,277 Oshkosh Corp. 406,614
8,590 Robert Half, Inc. 605,251
Shares
Security
Description Value
23,550 Tetra Tech, Inc. $ 938,232
8,029,124
Information Technology - 14.7%
8,860 Ambarella, Inc.(a) 644,476
8,500 Blackbaud, Inc.(a) 628,320
6,966 Diodes, Inc.(a) 429,593
3,393 Littelfuse, Inc. 799,560
5,468 MKS Instruments, Inc. 570,805
3,880 Onto Innovation, Inc.(a) 646,680
10,719 Power Integrations, Inc. 661,362
3,988 PTC, Inc.(a) 733,274
4,096 Qualys, Inc.(a) 574,341
5,688,411
Materials - 3.4%
3,555 Balchem Corp. 579,447
5,937 RPM International, Inc. 730,607
1,310,054
Real Estate - 6.0%
10,521 Agree Realty Corp. REIT 741,204
3,212 Jones Lang LaSalle, Inc.(a) 813,086
6,190 Lamar Advertising Co., Class A REIT 753,571
2,307,861
Utilities - 2.2%
7,669 IDACORP, Inc. 838,068
Total Common Stocks (Cost $36,270,417) 38,064,937
Shares
Security
Description Value
Short-Term Investments - 1.2%
Investment Company - 1.2%
466,291 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(b) 466,291
Total Short-Term Investments (Cost $466,291) 466,291
Investments, at value - 99.9% (Cost $36,736,708) 38,531,228
Other assets in excess of liabilities - 0.1% 47,310
NET ASSETS - 100.0% $ 38,578,538

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2024 (Unaudited)
SMALL COMPANY FUND
Quarterly Report 2024
See accompanying Notes to Schedules of Portfolio Investments.

(a)
Non-income producing security.
(b)
Dividend yield changes daily to reflect current market conditions. Rate was the quoted yield as of December 31, 2024.
REIT
Real Estate Investment Trust
Shares
Security
Description Value
Common Stocks - 97.7%
Consumer Discretionary - 14.1%
165,329 Acushnet Holdings Corp. $ 11,751,586
136,003 Boot Barn Holdings, Inc.(a) 20,647,976
124,618 Dorman Products, Inc.(a) 16,144,262
113,853 LGI Homes, Inc.(a) 10,178,458
171,677 Monarch Casino & Resort, Inc. 13,545,315
167,744 Ollie's Bargain Outlet Holdings, Inc.(a) 18,406,549
191,791 Patrick Industries, Inc. 15,933,996
106,608,142
Energy - 4.8%
375,233 Northern Oil & Gas, Inc. 13,943,658
352,118 SM Energy Co. 13,648,094
289,533 Vital Energy, Inc.(a) 8,952,360
36,544,112
Financials - 18.6%
425,743 Atlantic Union Bankshares Corp. 16,127,145
199,209 Cass Information Systems, Inc. 8,149,640
179,421 Mercantile Bank Corp. 7,982,440
264,071 Moelis & Co., Class A 19,509,565
285,110 Origin Bancorp, Inc. 9,491,312
408,728 Seacoast Banking Corp. of Florida 11,252,282
191,412 Selective Insurance Group, Inc. 17,900,850
118,004 SouthState Corp. 11,739,038
205,626 Stewart Information Services Corp. 13,877,699
294,777 The Baldwin Insurance Group, Inc.,
Class A(a) 11,425,557
119,581 UMB Financial Corp. 13,495,912
140,951,440
Health Care - 10.9%
129,379 Addus HomeCare Corp.(a) 16,217,657
196,104 AMN Healthcare Services, Inc.(a) 4,690,808
566,438 Avanos Medical, Inc.(a) 9,017,693
343,423 Enovis Corp.(a) 15,069,401
174,575 Integer Holdings Corp.(a) 23,134,679
252,410 Simulations Plus, Inc. 7,039,715
214,942 Supernus Pharmaceuticals, Inc.(a) 7,772,303
82,942,256
Industrials - 21.1%
73,694 Alamo Group, Inc. 13,700,451
41,401 CSW Industrials, Inc. 14,606,273
143,578 EnerSys 13,270,915
112,059 Enpro, Inc. 19,324,575
112,749 ESCO Technologies, Inc. 15,019,294
383,859 ExlService Holdings, Inc.(a) 17,035,662
107,988 Franklin Electric Co., Inc. 10,523,431
126,857 ICF International, Inc. 15,122,623
265,313 Kforce, Inc. 15,043,247
220,876 Korn Ferry 14,898,086
604,389 NV5 Global, Inc.(a) 11,386,689
159,931,246
Shares
Security
Description Value
Information Technology - 15.3%
116,821 Advanced Energy Industries, Inc. $ 13,508,012
170,849 Ambarella, Inc.(a) 12,427,556
359,432 Benchmark Electronics, Inc. 16,318,213
174,782 Blackbaud, Inc.(a) 12,919,885
375,095 Cohu, Inc.(a) 10,015,037
191,205 CTS Corp. 10,082,240
177,887 Diodes, Inc.(a) 10,970,291
314,095 LiveRamp Holdings, Inc.(a) 9,539,065
193,206 Power Integrations, Inc. 11,920,810
797,526 Viavi Solutions, Inc.(a) 8,055,013
115,756,122
Materials - 3.3%
81,698 Balchem Corp. 13,316,365
168,848 Kaiser Aluminum Corp. 11,864,949
25,181,314
Real Estate - 6.6%
101,364 Agree Realty Corp. REIT 7,141,094
335,902 CareTrust REIT, Inc. 9,086,149
408,630 Marcus & Millichap, Inc. 15,634,184
562,150 NETSTREIT Corp. REIT 7,954,422
828,370 Sunstone Hotel Investors, Inc. REIT 9,807,901
49,623,750
Utilities - 3.0%
82,941 Chesapeake Utilities Corp. 10,064,890
118,546 IDACORP, Inc. 12,954,707
23,019,597
Total Common Stocks (Cost $529,620,793) 740,557,979
Shares
Security
Description Value
Short-Term Investments - 2.2%
Investment Company - 2.2%
16,630,068 BlackRock Liquidity Funds T-Fund
Portfolio, Institutional Shares,
4.34%(b) 16,630,068
Total Short-Term Investments (Cost $16,630,068) 16,630,068
Investments, at value - 99.9% (Cost $546,250,861) 757,188,047
Other assets in excess of liabilities - 0.1% 731,969
NET ASSETS - 100.0% $ 757,920,016

Notes to Schedules of Portfolio Investments
December 31, 2024
(Unaudited)
Quarterly Report 2024

1. Significant Accounting Policies
The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) Topic 946, Financial Services-Investment Companies . The following is a summary of significant accounting policies consistently followed by the Company in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.
Security Valuation
The net asset value (“NAV”) per share of each Fund is determined each business day as of the close of the New York Stock Exchange (“NYSE”), which is normally 4 p.m. Eastern Time. In valuing a Fund’s assets for calculating the NAV, securities listed on a securities exchange, market or automated quotation system for which quotations are readily available, including traded over the counter securities, are valued at the official closing price on the primary exchange or market on which they traded or, if there is no such reported price on the valuation date, at the most recent quoted sale price or bid price. Investments in investment companies are valued at the NAV per share determined as of the close of the NYSE. Short-term debt investments (maturing within 60 days) may be valued on an amortized cost basis, unless such value does not approximate fair value. Debt securities (other than short-term investments) are valued at prices furnished by pricing services and generally reflect last reported sales price if the security is actively traded or an evaluated bid price obtained by employing methodologies that utilize actual market transactions; broker supplied valuations; or factors such as yield, maturity, call features, credit ratings, or developments relating to specific securities in arriving at the valuation. Prices provided by pricing services are subject to review and determination of the appropriate price whenever a furnished price is significantly different from the previous day’s furnished price.
Pursuant to Rule 2a-5 under the Investment Company Act, the Board of Directors (the “Board”) has designated the Adviser, as defined in
Note 3, as the Funds’ valuation designee to perform any fair value determinations for securities and other assets held by the Funds. The
Adviser is subject to the oversight of the Board and certain reporting and other requirements intended to provide the Board the information needed to oversee the Adviser’s fair value determinations. The Adviser is responsible for determining the fair value of investments for which market quotations are not readily available in accordance with policies and procedures that have been approved by the Board. Under these procedures, the Adviser convenes on a regular and ad hoc basis to review such investments and considers a number of factors, including valuation methodologies and significant unobservable inputs, when arriving at fair value. The Board has approved the Adviser’s fair valuation procedures as a part of the Funds’ compliance program and will review any changes made to the procedures.
Situations that may require an investment to be fair valued include instances where a security is thinly traded, halted, or restricted as to resale. In addition, investments may be fair valued based on the occurrence of a significant event. Significant events may be specific to a particular issuer, such as mergers, restructurings, or defaults. Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in the value of U.S. securities markets. Securities are fair valued based on observable and unobservable inputs, including the Adviser’s own assumptions in determining fair value. Factors used in determining fair value include, but are not limited to: type of security or asset, trading activity of similar markets or securities, fundamental analytical data relating to the investment, evaluation of the forces that influence the market in which the security is purchased and sold, and information as to any transactions or offers with respect to the security.
For those securities fair valued under procedures adopted by the Board, the Adviser reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available. The Adviser’s determinations are subject to review by the
Funds’ Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.
The Funds use a framework for measuring fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants (exit price). One component of fair value is a three-tier fair value hierarchy.
The basis of the tiers is dependent upon various “inputs” used to determine the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:
Level 1 – includes valuations based on quoted prices of identical securities in active markets including valuations for securities listed on a securities exchange or investments in mutual funds.

Notes to Schedules of Portfolio Investments
December 31, 2024
(Unaudited)
Quarterly Report 2024

Level 2 – includes valuations for which all significant inputs are observable, either directly or indirectly. Direct observable inputs include broker quotes in active markets, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets, or corporate action or reorganization entitlement values. Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings. Level 2 includes valuations for fixed income securities priced by pricing services, broker quotes in active markets, or American depositary receipts (“ADR”) and Global depositary receipts (“GDR”) for which quoted prices in active markets are not available.
Level 3 – includes valuations based on inputs that are unobservable and significant to the fair value measurement, including the Fair
Value Committee's own assumptions in determining the fair value of the investment. Inputs used to determine the fair value of Level
3 securities include security specific inputs such as: credit quality, issuer news, trading characteristics, or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index, or comparable securities’ models. Level
3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, newly issued or investments for which reliable quotes are not available.
To assess the continuing appropriateness of security valuations, the co-administrator regularly compares current day prices with prior day prices, transaction prices, and alternative vendor prices. When the comparison results exceed pre-defined thresholds, the co-administrator challenges the prices exceeding tolerance levels with the pricing service or broker. To substantiate Level 3 unobservable inputs, the Adviser and co-administrator use a variety of techniques as appropriate, including, transaction backtesting or disposition analysis and review of related market activity.
The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
The following is a summary of the inputs used to value each Fund’s investments as of December 31, 2024, by category:
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Short-Intermediate Bond Fund
Asset Backed Securities $ – $ 63,900,801 $ – $ 63,900,801
Non-Agency Commercial Mortgage Backed Securities – 23,167,766 – 23,167,766
Non-Agency Residential Mortgage Backed Securities – 9,161,984 – 9,161,984
Corporate Bonds – 62,057,944 – 62,057,944
Government & Agency Obligations – 60,798,304 – 60,798,304
Preferred Stocks 340,976 – – 340,976
Short-Term Investments 808,927 – – 808,927
Total $ 1,149,903 $ 219,086,799 $ – $ 220,236,702
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Income Fund
Asset Backed Securities $ – $ 12,196,773 $ – $ 12,196,773
Non-Agency Commercial Mortgage Backed Securities – 5,703,048 – 5,703,048
Non-Agency Residential Mortgage Backed Securities – 11,416,354 – 11,416,354
Corporate Bonds – 42,990,412 – 42,990,412
Government & Agency Obligations – 92,451,580 – 92,451,580
Short-Term Investments 821,686 – – 821,686
Total $ 821,686 $ 164,758,167 $ – $ 165,579,853

Notes to Schedules of Portfolio Investments
December 31, 2024
(Unaudited)
Quarterly Report 2024

* See Schedules of Portfolio Investments for further industry classification.
Security Transactions, Investment Income and Foreign Taxes
Securities transactions are accounted for no later than one business day following trade date. For financial reporting purposes, however, on the last business day of the reporting period, security transactions are accounted for on trade date. Interest income is recognized on the accrual basis and includes, where applicable, the amortization of premium, which may be to the earliest call date on certain callable debt securities or the accretion of discount, using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends and interest from non-U.S. sources received by a Fund are generally subject to non-U.S. net withholding taxes. Such withholding taxes may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and each Fund intends to undertake any procedural steps required to claim the benefits of such treaties. Gains or losses realized on the sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. Withholding taxes on foreign dividends have been paid or provided for in accordance with each applicable country’s tax rules and rates. Interest only stripped mortgage backed securities (“IO Strips”) are securities that receive only interest payments
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Nebraska Tax-Free Fund
Government & Agency Obligations $ – $ 51,181,533 $ – $ 51,181,533
Short-Term Investments 697,821 – – 697,821
Total $ 697,821 $ 51,181,533 $ – $ 51,879,354
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Balanced Fund
Common Stocks* $ 50,650,186 $ – $ – $ 50,650,186
Asset Backed Securities – 5,292,680 – 5,292,680
Non-Agency Commercial Mortgage Backed Securities – 2,276,312 – 2,276,312
Non-Agency Residential Mortgage Backed Securities – 765,500 – 765,500
Corporate Bonds – 8,782,248 – 8,782,248
Government & Agency Obligations – 12,433,648 – 12,433,648
Short-Term Investments 2,525,579 – – 2,525,579
Total $ 53,175,765 $ 29,550,388 $ – $ 82,726,153
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small/Mid Cap Fund
Common Stocks* $ 38,064,937 $ – $ – $ 38,064,937
Short-Term Investments 466,291 – – 466,291
Total $ 38,531,228 $ – $ – $ 38,531,228
LEVEL 1 –
Quoted Prices
LEVEL 2 -
Significant
Observable
Inputs
LEVEL 3 -
Significant
Unobservable
Inputs Total
Small Company Fund
Common Stocks* $ 740,557,979 $ – $ – $ 740,557,979
Short-Term Investments 16,630,068 – – 16,630,068
Total $ 757,188,047 $ – $ – $ 757,188,047

Notes to Schedules of Portfolio Investments
December 31, 2024
(Unaudited)
Quarterly Report 2024

from a pool of mortgage loans. Little to no principal will be received by the Funds upon maturity from an IO Strip. Periodic adjustments are recorded to reduce the cost of the security until maturity, which are included in interest income.